Commitments and Contingencies (Tables) - Orbitz	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule
The following table summarizes the timing of our commitments as of December 31, 2014:

	2015	2016	2017	2018	2019	Thereafter	Total
	(in thousands)
Operating leases (a)	$5,787	$5,071	$4,958	$4,804	$4,033	$9,395	$34,048
GDS contracts (b)	15,000	16,120	12,370	16,120	1,120	—	60,730
Other service and licensing contracts	7,141	5,134	—	—	—	—	12,275
Total	$27,928	$26,325	$17,328	$20,924	$5,153	$9,395	$107,053

(a)
These operating leases are primarily for facilities and equipment and represent non-cancellable leases. Certain leases contain periodic rent escalation adjustments and renewal options. Our operating leases expire at various dates, with the latest maturing in 2023. For the year ended December 31, 2014, we recorded rent expense in the amount of $7.3 million. As a result of a subleasing arrangement that we have entered into, we are expecting approximately $1.0 million in sublease income through 2017.

(b)
In February 2014, the Company announced that it has entered into an agreement with Travelport for the provision of GDS services (“New Travelport GDS Service Agreement”). Beginning January 1, 2015, the Company will no longer be subject to exclusivity obligations. Under the New Travelport GDS Service Agreement beginning in 2015, we are obligated to provide certain levels of volume over the contract period and may be subject to pay shortfall payments in certain cases if we fail to meet volume commitments. The agreement terminates on December 31, 2018.

In February 2014, the Company entered into an agreement with Amadeus IT Group, S.A. to provide GDS services. This contract requires the Company to meet certain minimum annual booking requirements beginning in 2016 through the end of the contract at December 31, 2019.

Other Commitments, Letters of Credit and Restricted Cash
The following table shows the amount of letters of credit and similar instruments outstanding by facility, as well as the amounts of our restricted cash balances:

	December 31, 2014
	Letters of Credit and Other Credit Support	Restricted Cash
	(in thousands)
Multi-currency letter of credit facility	$2,892	$3,176
Uncommitted letter of credit facilities and surety bonds	98,406	94,634
Total	$101,298	$97,810

Schedule of Restricted Cash and Cash Equivalents
The following table shows the amount of letters of credit and similar instruments outstanding by facility, as well as the amounts of our restricted cash balances:

	June 30, 2015		December 31, 2014
	Letters of Credit and Other Credit Support	Restricted Cash	Letters of Credit and Other Credit Support	Restricted Cash
	(in thousands)
Multi-currency letter of credit facility	$—	$—	$2,892	$3,176
Uncommitted letter of credit facilities and surety bonds	96,053	92,544	98,406	94,634
Total	$96,053	$92,544	$101,298	$97,810